INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories
	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Raw materials and consumables	13,650	12,168
Work-in-progress	5,546	5,169
Finished goods	9,927	12,882

	29,123	30,219

Schedule of Movement on Inventory Provision
The movement on the inventory provision for the three year period to December 31, 2021 is as follows:

	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Opening provision at January 1	9,781	6,716	6,299
Charged during the year	5,589	5,179	1,567
Utilised during the year	(3,307)	(1,994)	(1,150)
Released during the year	-	(120)	-

Closing provision at December 31	12,063	9,781	6,716